Share-Based Payments (Details) - Schedule of shares option outstanding - shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule of Shares Option Outstanding [Abstract]
Opening balance as of January 1,		4,318	3,830
Issued during the year	[1]	1,110	488
Exercised during the year
Ending shares option as of December 31,		5,428	4,318

[1]	Since the grant date is achieved only in the future on the “exit event” while the vesting period commences when awards are issued to employees, the disclosure considers “number of awards issued” in place of “number of awards granted”